Employee benefits (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Summary of Breakdown of Employee Benefits
The following table presents a breakdown of employee benefits.

	At December 31,
(€ thousands)	2025	2024
Italian leaving indemnities (TFR)	9,563	10,224
Other leaving indemnities	11,660	11,727
Post-employment benefits	7,046	7,866
Other long-term employee benefits	937	953
Termination benefits	894	783
Total defined benefit obligations	30,100	31,553
Other long-term payables to employees	—	3,392
Total employee benefits	30,100	34,945

Summary of Changes in Defined Benefit Obligations
The following table presents the changes in defined benefit obligations.

(€ thousands)	2025	2024
At January 1,	31,553	29,645
Changes through statement of profit and loss	5,109	6,631
- of which: Service cost	4,241	5,518
-of which: Financial charges	868	1,113
Changes through statement of comprehensive income and loss	(1,237)	(400)
- of which: Actuarial loss/(gain)	41	(668)
- of which: Translation differences	(1,278)	268
Benefits paid	(5,325)	(5,254)
Business Combination	—	931
At December 31,	30,100	31,553

Summary of Main Financial Assumptions Used in Determining the Prevent Value of the TFR and Other Leaving Indemnities
The following table summarizes the main financial assumptions used in determining the present value of the TFR and other leaving indemnities.

	At December 31, 2025			At December 31, 2024
	Italy	Spain	China	Italy	Spain	China
Discount rate	2.90% / 3.60%	3.20% / 3.40%	1.80% / 1.90%	2.70% / 3.20%	3.00% / 3.20%	2.00% / 2.10%
Inflation rate	1.70% / 2.00%	2.00%	1.50% / 6.50%	1.80% / 2.00%	2.00%	1.50% / 9.00%
Turn-over rate	1.00% / 10.00%	4.50% / 5.00%	2.00% / 7.00%	1.00% / 10.00%	4.00% / 5.00%	2.00% / 4.50%

Summary of Main Assumptions for Quantitative Sensitivity Analysis
The following table presents a quantitative sensitivity analysis for the main assumptions relating to the Group’s main employee benefit obligations and service costs.

	At December 31, 2025				At December 31, 2024
	+50 bps	-50 bps	+50 bps	-50 bps	+50 bps	-50 bps	+50 bps	-50 bps
(€ thousands)	Employee benefit obligations		Service costs		Employee benefit obligations		Service costs
Discount rate	(757)	807	(117)	125	(855)	916	(141)	153
Inflation rate	687	(652)	115	(108)	805	(762)	147	(137)
Turn-over rate	2,314	(4,037)	345	(655)	2,684	(4,075)	469	(735)